UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec.31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    del Rey Global Investors, LLC
Address: 6701 Center Drive West
         Suite 655
         Los Angeles, CA  90045

13F File Number: 28-14218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald W. Wheeler
Title:     Chief Compliance Officer
Phone:     310-649-1233

Signature, Place, and Date of Signing:

   /s/ Gerald W. Wheeler  Los Angeles, CA  February 13, 2013


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:    $176,914 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


1.  028-01190 Frank Russell Company


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						FORM 13F INFORMATION TABLE
					       del Rey Global Investors, LLC
						 AS OF Dec. 31, 2012


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE

ASTRAZENECA PLC			ADR	046353108	  1108	 23463	SH		Sole		 23145	0	  288
BARRICK GOLD CORP		CS	067901108	 22356	638498	SH		Sole		 20496	0      618002
BHP BILLITON LTD		ADR	088606108	 20778	264930	SH		Sole		 17080	0      247910
BP PLC				ADR	055622104	  1126	 27061	SH		Sole		 26741	0	  320
CHINA MOBILE HONG KONG LTD	ADR	16941M109	  1947	 33152	SH		Sole		 32857	0	  295
DEUTSCHE BANK AG NAMEN		CS	D18190898	   631	 14243	SH		Sole		 14138	0	  105
ERICSSON L M TEL CO		ADR	294821608	  1383	136923	SH		Sole		135493	0	 1430
GOLD FIELDS LTD NEW		ADR	38059T106	   832	 66674	SH		Sole		 65803	0	  871
HUANENG PWR INTL INC		ADR	443304100	  1383	 37239	SH		Sole		 36799	0	  440
ISHARES TR MSCI EAFE IDX	ETF	464287465	  3276	 57616  SH		Sole		 57616	0           0
KINROSS GOLD CORP		CS	496902404        13620 1401064  SH		Sole		 88023  0     1313041
KT CORP				ADR	48268K101	 27887 1665667 	SH		Sole		116889	0     1548778
LLOYDS TSB GROUP PLC		ADR	539439109	  1257 	392814	SH		Sole		389179	0	 3635
MAGNA INTL INC			CS	559222401	 11695	233771	SH		Sole		 11913 	0      221858
MAKITA CORP			ADR	560877300	  1219 	 26231	SH		Sole		 25946	0	  285
NEWMONT MINING CORP		CS	651639106	 26520  571005	SH		Sole		 30114	0      540891
NOVARTIS A G			ADR	66987V109	  2194	 34654	SH		Sole		 34289	0	  365
ROYAL DUTCH SHELL PLC		ADR	780259107	  1897	 26763	SH		Sole		 26488	0	  275
SANOFI-SYNTHELABO		ADR	80105N105	  2159	 45563	SH		Sole		 45098	0	  465
SIEMENS A G			ADR	826197501	  2232	 20381	SH		Sole		 20178	0	  203
SUNCOR ENERGY INC NEW		CS	867224107	 17918	543221	SH		Sole		 34520	0      508701
TELECOM ITALIA SPA NEW 		ADR	87927Y201	   301 	 38158	SH		Sole		 37772	0	  386
TEVA PHARMACEUTICAL INDS LTD	ADR	881624209        13195  353344  SH		Sole		 17776  0      335568


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